NOTE 4 - WARRANTS (Detail) (USD $)	12 Months Ended		24 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010
Warrants Issued During Period, Value, New Issues (in Dollars)		$ 117,620	$ 117,620
Fair Value Assumptions, Expected Term	1 year 73 days
Fair Value Assumptions, Expected Volatility Rate	100.00%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Fair Value Assumptions, Risk Free Interest Rate	1.40%